Consolidated Statements of Changes in Stockholders Equity - USD ($) $ in Thousands	Common stock [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2012	$ 0	$ 294,520	$ (396,138)	$ (101,618)
Balance (in shares) at Dec. 31, 2012	2,391,856
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of equity incentive plan shares (in shares)	(2)
Cancellation of equity incentive plan shares	$ 0	0	0	0
Stock based compensation	0	15	0	15
Net income (loss) for the year ended	0	0	10,907	10,907
Issuance of convertible promissory notes (Note 3)				0
Gain on extinguishment of convertible promissory notes				0
Balance at Dec. 31, 2013	$ 0	294,535	(385,231)	(90,696)
Balance (in shares) at Dec. 31, 2013	2,391,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Related parties liabilities released	$ 0	9,819	0	9,819
Issuance of common stock (in shares)	1,586,000
Issuance of commons stock	$ 0	3,205	0	3,205
Net income (loss) for the year ended	0	0	80,348	80,348
Issuance of convertible promissory notes (Note 3)				0
Gain on extinguishment of convertible promissory notes				0
Balance at Dec. 31, 2014	$ 0	307,559	(304,883)	2,676
Balance (in shares) at Dec. 31, 2014	3,977,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation	$ 0	178	0	178
Stock based compensation (in shares)	189,000
Issuance of common stock (in shares)	15,355,559
Issuance of commons stock	$ 2	13,819	0	13,821
Net income (loss) for the year ended	0	0	(8,956)	(8,956)
Issuance of convertible promissory notes (Note 3)	0	15,765	0	15,765
Gain on extinguishment of convertible promissory notes	0	(200)	0	(200)
Balance at Dec. 31, 2015	$ 2	$ 337,121	$ (313,839)	$ 23,284
Balance (in shares) at Dec. 31, 2015	19,522,413